United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
June 30, 2008.

Institutional Investment Manager Filing this Report:

Name:			Ayrshire Associates, Inc.
Address:		1800 K Street, NW
			Suite 1030
			Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	08/13/08


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Chevy Chase Bank Ser C 8% Pfd  PRF              166779207      581    24200 SH       SOLE                    24200
AFLAC                          COM              001055102      341     5430 SH       SOLE                     5430
AT&T Inc                       COM              00206R102     1344    39879 SH       SOLE                    39879
Alliance-Bernstein Holding LP  COM              01881G106     1588    29045 SH       SOLE                    29045
Amphenol Corp Cl A             COM              032095101     1091    24310 SH       SOLE                    24310
Apple Inc                      COM              037833100     4626    27630 SH       SOLE                    27630
Baker Hughes                   COM              057224107     3146    36015 SH       SOLE                    36015
Bank of America                COM              060505104      754    31600 SH       SOLE                    31600
Baxter International           COM              071813109     1420    22215 SH       SOLE                    22215
Berkshire Hathaway Class A     COM                             241        2 SH       SOLE                        2
ChevronTexaco                  COM              166764100      985     9940 SH       SOLE                     9940
Cisco Systems                  COM              17275R102     2617   112503 SH       SOLE                   112503
Colgate-Palmolive              COM              194162103      703    10180 SH       SOLE                    10180
ConocoPhillips                 COM              20825C104     3657    38742 SH       SOLE                    38742
Constellation Energy Group     COM              210371100     1241    15115 SH       SOLE                    15115
Corporate Office Properties Tr COM              22002T108     1805    52590 SH       SOLE                    52590
Covance                        COM              222816100     4756    55285 SH       SOLE                    55285
Danaher                        COM              235851102     4107    53134 SH       SOLE                    53134
Dun & Bradstreet               COM              26483E100     1045    11920 SH       SOLE                    11920
Emerson Electric               COM              291011104      634    12815 SH       SOLE                    12815
Express Scripts                COM              302182100     2937    46835 SH       SOLE                    46835
Exxon Mobil                    COM              30231G102     6297    71455 SH       SOLE                    71455
FMC Technologies               COM              30249U101     3766    48950 SH       SOLE                    48950
General Electric               COM              369604103     1258    47133 SH       SOLE                    47133
Genzyme Corp                   COM              372917104     1456    20260 SH       SOLE                    20260
Google Class A                 COM              38259P508     3026     5748 SH       SOLE                     5748
Hansen Natural Corp            COM              411310105     1433    49709 SH       SOLE                    49709
Harris                         COM              413875105     4457    88275 SH       SOLE                    88275
Hewlett-Packard                COM              428236103     4356    98527 SH       SOLE                    98527
Johnson & Johnson              COM              478160104     1085    16863 SH       SOLE                    16863
Johnson Controls Inc           COM              478366107     2602    90725 SH       SOLE                    90725
L-3 Communications             COM              502424104     1543    16980 SH       SOLE                    16980
LabCorp                        COM              50540R409     3804    54630 SH       SOLE                    54630
McDonald's                     COM              580135101     5779   102795 SH       SOLE                   102795
Microsoft                      COM              594918104     1328    48279 SH       SOLE                    48279
Monsanto                       COM              61166W101      464     3673 SH       SOLE                     3673
Nord Resources Corp            COM              655555100       51    65000 SH       SOLE                    65000
Omnicom Group                  COM              681919106      409     9110 SH       SOLE                     9110
PepsiCo                        COM              713448108     3310    52046 SH       SOLE                    52046
Perrigo Inc                    COM              714290103     1944    61180 SH       SOLE                    61180
Precision Castparts            COM              740189105     3085    32008 SH       SOLE                    32008
Procter & Gamble               COM              742718109     1591    26166 SH       SOLE                    26166
Quality Systems Inc            COM              747582104     1800    61485 SH       SOLE                    61485
Research In Motion             COM              760975102     2711    23190 SH       SOLE                    23190
Rohm & Haas                    COM              775371107      221     4750 SH       SOLE                     4750
Schlumberger                   COM              806857108     1507    14024 SH       SOLE                    14024
Sigma Aldrich                  COM              826552101     2563    47585 SH       SOLE                    47585
T. Rowe Price Group            COM              74144T108     5194    91970 SH       SOLE                    91970
Tower Group Inc                COM              891777104     2399   113205 SH       SOLE                   113205
United Technologies            COM              913017109     1109    17970 SH       SOLE                    17970
Visa                           COM              92826C839      795     9780 SH       SOLE                     9780
Walgreen                       COM              931422109     2111    64941 SH       SOLE                    64941
Washington REIT                COM              939653101      271     9024 SH       SOLE                     9024
Wells Fargo                    COM              949746101     1047    44085 SH       SOLE                    44085
XTO Energy                     COM              98385X106     5191    75773 SH       SOLE                    75773
S&P Depositary Receipts                         78462F103     9451 73850.0000SH      SOLE               73850.0000
Schwab Institutional Select S&                                 838 81960.5160SH      SOLE               81960.5160
Vanguard Mid-Cap ETF                            922908629     3506 50183.0000SH      SOLE               50183.0000
Franklin Income Fund                                            56 23355.711SH       SOLE                23355.711